Financial Instruments - valuation	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial instruments - valuation

9 Financial instruments - valuation

Valuation of financial instruments carried at fair value

Control environment

RBS’s control environment for the determination of the fair value of financial instruments includes formalised protocols for the review and validation of fair values independent of the businesses entering into the transactions. There are specific controls to ensure consistent pricing policies and procedures, incorporating disciplined price verification. RBS ensures that appropriate attention is given to bespoke transactions, structured products, illiquid products and other instruments which are difficult to price.

Independent price verification (IPV)

IPV is a key element of the control environment. Valuations are first performed by the business which entered into the transaction. Such valuations may be directly from available prices, or may be derived using a model and variable model inputs. These valuations are reviewed, and if necessary amended, by a team independent of those trading the financial instruments, in the light of available pricing evidence.

IPV differences are classified according to the quality of independent market observables into IPV quality bands linked to the fair value hierarchy principles, as laid out in IFRS 13 ‘Fair Value Measurement’. These differences are classified into fair value levels 1, 2 and 3 (with the valuation uncertainty risk increasing as the levels rise from 1 to 3) and then further classified into high, medium, low and indicative depending on the quality of the independent data available to validate the prices. Valuations are revised if they are outside agreed thresholds.

Governance framework

IPV takes place at least each month end date, for all fair value positions. The IPV control includes formalised reporting and escalation of any valuation differences in breach of established thresholds. The Pricing Unit determines IPV policy, monitors adherence to that policy and performs additional independent reviews of highly subjective valuation issues.

The Modelled Product Review Committee sets the policy for model documentation, testing and review, and prioritises models with significant exposure being reviewed by the RBS Pricing Model Risk team. The NatWest Markets Valuation Committee is made up of valuation specialists and senior business representatives from various functions and oversee pricing, reserving and valuations issues. This committee meets monthly to review and ratify any methodology changes. The Executive Valuation Committee meets quarterly to address key material and subjective valuation issues, to review items escalated by the NatWest Markets Valuation Committee and to discuss other relevant matters including prudential valuation.

Valuation hierarchy

Initial classification of a financial instrument is carried out by the Product Control team following the principles in IFRS 13. They base their judgment on information gathered during the IPV process for instruments which include the sourcing of independent prices and model inputs. The quality and completeness of the information gathered in the IPV process gives an indication as to the liquidity and valuation uncertainty of an instrument.

These initial classifications are reviewed and challenged by the Pricing Unit and are also subject to senior management review. Particular attention is paid to instruments crossing from one level to another, new instrument classes or products, instruments that are generating significant profit and loss and instruments where valuation uncertainty is high.

Valuation techniques

RBS derives fair value of its instruments differently depending on whether the instrument is a non-modelled or a modelled product.

Non-modelled products

Non-modelled products are valued directly from a price input typically on a position by position basis and include cash, equities and most debt securities.

Modelled products

Modelled products valued using a pricing model range in complexity from comparatively vanilla products such as interest rate swaps and options (e.g. interest rate caps and floors) through to more complex derivatives. The valuation of modelled products requires an appropriate model and inputs into this model. Sometimes models are also used to derive inputs (e.g. to construct volatility surfaces). RBS uses a number of modelling methodologies.

Inputs to valuation models

Values between and beyond available data points are obtained by interpolation and extrapolation. When utilising valuation techniques, the fair value can be significantly affected by the choice of valuation model and by underlying assumptions concerning factors such as the amounts and timing of cash flows, discount rates and credit risk. The principal inputs to these valuation techniques are as follows:

•	Bond prices - quoted prices are generally available for government bonds, certain corporate securities and some mortgage-related products.

•

Credit spreads - where available, these are derived from prices of credit default swaps or other credit based instruments, such as debt securities. For others, credit spreads are obtained from pricing services. For counterparty credit spreads, adjustments are made to market prices (or parameters) when the creditworthiness of the counterparty differs from that of the assumed counterparty in the market price (or parameters).

•

Interest rates - these are principally benchmark interest rates such as the London Interbank Offered Rate (LIBOR), Overnight Index Swaps (OIS) rate and other quoted interest rates in the swap, bond and futures markets.

•	Foreign currency exchange rates - there are observable prices both for spot and forward contracts and futures in the world’s major currencies.

•	Equity and equity index prices - quoted prices are generally readily available for equity shares listed on the world’s major stock exchanges and for major indices on such shares.

•	Commodity prices - many commodities are actively traded in spot and forward contracts and futures on exchanges in London, New York and other commercial centres.

•

Price volatilities and correlations - volatility is a measure of the tendency of a price to change with time. Correlation measures the degree which two or more prices or other variables are observed to move together.

•

Prepayment rates - the fair value of a financial instrument that can be prepaid by the issuer or borrower differs from that of an instrument that cannot be prepaid. In valuing prepayable instruments that are not quoted in active markets, RBS considers the value of the prepayment option.

•

Recovery rates/loss given default - these are used as an input to valuation models and reserves for asset-backed securities and other credit products as an indicator of severity of losses on default. Recovery rates are primarily sourced from market data providers or inferred from observable credit spreads.

Consensus pricing

RBS uses consensus prices for the IPV of some instruments. The consensus service encompasses the equity, interest rate, currency, commodity, credit, property, fund and bond markets, providing comprehensive matrices of vanilla prices and a wide selection of exotic products. NatWest Markets contributes to consensus pricing services where there is a significant interest either from a positional point of view or to test models for future business use. Data sourced from consensus pricing services are used for a combination of control processes including direct price testing, evidence of observability and model testing. In practice this means that RBS submits prices for all material positions for which a service is available. Data from consensus services are subject to the same level of quality review as other inputs used for IPV process.

In order to determine a reliable fair value, where appropriate, management applies valuation adjustments to the pricing information gathered from the above sources. The sources of independent data are reviewed for quality and are applied in the IPV processes using a formalised input quality hierarchy. These adjustments reflect RBS’s assessment of factors that market participants would consider in setting a price.

Furthermore, on an ongoing basis, RBS assesses the appropriateness of any model used. To the extent that the price determined by internal models does not represent the fair value of the instrument, for instance in highly stressed market conditions, RBS makes adjustments to the model valuation to calibrate to other available pricing sources.

Where unobservable inputs are used, RBS may determine a range of possible valuations derived from differing stress scenarios to determine the sensitivity associated with the valuation. When establishing the fair value of a financial instrument using a valuation technique, RBS considers adjustments to the modelled price which market participants would make when pricing that instrument. Such adjustments include the credit quality of the counterparty and adjustments to compensate for model limitations.

Valuation reserves

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, liquidity and credit risk. A breakdown of valuation adjustments is provided in Capital and risk management: Balance sheet analysis - derivatives on page 206.

Credit valuation adjustments (CVA)

CVA represent an estimate of the adjustment to fair value that a market participant would make to incorporate the counterparty credit risk inherent in derivative exposures. CVA is actively managed by a credit and market risk hedging process, and therefore movements in CVA are partially offset by trading revenue on the hedges.

The CVA is calculated on a portfolio basis reflecting an estimate of the amount a third party would charge to assume the credit risk.

Where a positive exposure exists to a counterparty that is considered to be close to default, the CVA is calculated by applying expected losses to the current level of exposure. Otherwise, expected losses are applied to estimated potential future positive exposures which are modelled to reflect the volatility of the market factors which drive the exposures and the correlation between those factors.

Expected losses are determined from market implied probabilities of default and internally assessed recovery levels. The probability of default is calculated with reference to observable credit spreads and observable recovery levels. For counterparties where observable data do not exist, the probability of default is determined from the credit spreads and recovery levels of similarly rated entities.

Collateral held under a credit support agreement is factored into the CVA calculation. In such cases where RBS holds collateral against counterparty exposures, CVA is held to the extent that residual risk remains.

Bid-offer, liquidity and other reserves

Fair value positions are adjusted to bid (long positions) or offer (short positions) levels, by marking individual cash positions directly to bid or offer or by taking bid-offer reserves calculated on a portfolio basis for derivatives exposures. The bid-offer approach is based on current market spreads and standard market bucketing of risk.

Bid-offer adjustments for each risk factor (including delta (the degree to which the price of an instrument changes in response to a change in the price of the underlying), vega (the degree to which the price of an instrument changes in response to the volatility in the price of the underlying), correlation (the degree to which prices of different instruments move together) are determined by aggregating similar risk exposures arising on different products. Additional basis bid-offer reserves are taken where these are charged in the market.

Bid-offer spreads vary by maturity and risk type to reflect different spreads in the market. For positions where there is no observable quote, the bid-offer spreads are widened in comparison to proxies to reflect reduced liquidity or observability. Bid-offer methodologies may also incorporate liquidity triggers whereby wider spreads are applied to risks above pre-defined thresholds.

As permitted by IFRS 13, netting is applied on a portfolio basis to reflect the value at which RBS believes it could exit the portfolio, rather than the sum of exit costs for each of the portfolio’s individual trades. This is applied where the asset and liability positions are managed as a portfolio for risk and reporting purposes.

Vanilla risk on exotic products is typically reserved as part of the overall portfolio based calculation e.g. delta and vega risk on exotic products are included within the delta and vega bid-offer calculations.

Product related risks such as correlation risk, attract specific bid-offer reserves. Additional reserves are provided for exotic products to ensure overall reserves match market close-out costs. These market close-out costs inherently incorporate risk decay and cross-effects (taking into account how changes in one risk factor may affect other inputs rather than treating all risk factors independently) that are unlikely to be adequately reflected in a static hedge based on vanilla instruments. Where there is limited bid-offer information for a product, the pricing approach and risk management strategy are taken into account when assessing the reserve.

Reserves are also held in relation to fair value funding costs that are not within the scope of FVA, potential losses arising from receivables where there is a counterparty dispute and certain uncollateralised derivatives after the pricing impact of a significant novation in 2017 was incorporated into transactions of a similar nature.

The discount rates applied to derivative cash flows in determining fair value reflect any underlying collateral agreements. Collateralised derivatives are generally discounted at the relevant OIS-related rates at an individual trade level. Reserves are held to the extent that the discount rates applied do not reflect all of the terms of the collateral agreements.

Funding valuation adjustment (FVA)

FVA represents an estimate of the adjustment to fair value that a market participant would make to incorporate funding costs and benefits that arise in relation to uncollateralised derivative exposures.

Funding levels are applied to estimated potential future exposures, the modelling of which is consistent with the approach used in the calculation of CVA. The counterparty contingent nature of the exposures is reflected in the calculation.

Amounts deferred on initial recognition

On initial recognition of financial assets and liabilities valued using valuation techniques incorporating information other than observable market data, any difference between the transaction price and that derived from the valuation technique is deferred. Such amounts are recognised in profit or loss over the life of the transaction; when market data becomes observable; or when the transaction matures or is closed out as appropriate. At 31 December 2017, net gains of £56 million (2016 - £72 million) were carried forward. During the year, net gains of £64 million (2016 - £27 million) were deferred and £80 million (2016 - £48 million) were recognised in the income statement.

Own credit

RBS takes into account the effect of its own credit standing when valuing financial liabilities recorded at fair value in accordance with IFRS. Own credit spread adjustments are made when valuing issued debt held at fair value, including issued structured notes, and derivatives. An own credit adjustment is applied to positions where it is believed that counterparties would consider RBS’s creditworthiness when pricing trades.

For issued debt this adjustment is based on debt issuance spreads above average inter-bank rates (at a range of tenors). Secondary senior debt issuance spreads are used in the calculation of the own credit adjustment applied to senior debt.

The fair value of RBS’s derivative financial liabilities is also adjusted to reflect RBS’s own credit risk through debit valuation adjustments (DVA). Expected gains are applied to estimated potential future negative exposures, the modelling of which is consistent with the approach used in the calculation of CVA. Expected gains are determined from market implied probabilities of default and recovery levels. FVA is considered the primary adjustment applied to derivative liabilities. The extent to which DVA and FVA overlap is eliminated from DVA.

The own credit adjustment does not alter cash flows, is not used for performance management, is disregarded for regulatory capital reporting processes and will reverse over time provided the liability is not repaid at a premium or a discount.

The own credit adjustments (OCA) recorded on held-for-trading (HFT) and designated as at fair value through profit or loss (DFV) debt securities in issue, subordinated liabilities and derivative liabilities are set out below. The cumulative adjustments below represent reductions/(increases) to the balance sheet liability amounts.

	Debt Securities in issue (3)		Subordinated
Cumulative own credit adjustment (2)	HFT £m	DFV £m	liabilities DFV £m	Derivatives £m	Total £m
2017	(47)	(37)	116	—	32
2016	(34)	(6)	196	81	237

Carrying values of underlying liabilities	£bn	£bn	£bn

2017	1.1	3.4	0.9
2016	1.6	4.6	1.0

Notes:

(1)	The OCA does not alter cash flows and is not used for performance management.
(2)	Includes wholesale and retail note issuances.
(3)

The reserve movement between periods will not equate to the reported profit or loss or other comprehensive income related to own credit. RBS has early adopted the provisions within IFRS 9 Financial Instruments in respect of the presentation of gains and losses on financial liabilities designated at fair value through profit and loss from 1 January 2017. The balance sheet reserve is stated by converting underlying currency balances at spot rates for each period, whereas the income statement includes intra-period foreign exchange sell-offs.

(4)

The cumulative adjustment for debt securities in issue is opposite to that for subordinated liabilities: debt securities in issue were issued relatively recently at wider than current spreads, whilst many of the subordinated liabilities were issued before the financial crisis at significantly tighter spreads.

Key points

•

The cumulative OCA decrease during the year was mainly due to the tightening of RBS issuance spreads. The OCA on senior debt is determined by reference to secondary debt issuance spreads, which tightened by 52 basis points at the five year level to 10 basis points at 31 December 2017 (31 December 2016 – 62 basis points).

•	RBS subordinated debt spreads at the five year level tightened to 169 basis points at 31 December 2017 (31 December 2016 – 281 basis points).

•	RBS five year CDS credit spreads tightened to 75 basis points at 31 December 2017 (31 December 2016 – 125 basis points).

•	DVA in respect of derivative liabilities has reduced to nil following the tightening in spreads in 2017, such that adjustments overlap with FVA and are thus eliminated from DVA.

Financial instruments: carried at fair value - valuation hierarchy

The following tables show financial instruments carried at fair value on the Group’s balance sheet by valuation hierarchy – level 1, level 2 and level 3 and related level 3 sensitivities.

	Level 1	Level 2	Level 3	Total	Level 3 sensitivity (5)
2017	£bn	£bn	£bn	£bn	Favourable (£m)	Unfavourable (£m)
Assets
Loans and advances	—	58.3	0.2	58.5	—	—
Debt securities	56.8	13.2	1.2	71.2	30	(10)
- of which AFS	37.2	6.2	0.3	43.7	—	—
Equity shares	—	0.3	0.2	0.5	20	(30)
- of which AFS	—	0.1	0.2	0.3	20	(20)
Derivatives	—	159.1	1.7	160.8	160	(170)

	56.8	230.9	3.3	291.0	210	(210)

Proportion	19.6%	79.3%	1.1%	100%

Liabilities
Customer accounts	—	53.0	0.2	53.2	20	(20)
Debt securities in issue	—	4.2	0.3	4.5	10	(10)
Short positions	23.7	4.8	—	28.5	—	—
Derivatives	—	152.9	1.7	154.6	140	(140)
Subordinated liabilities	—	0.9	—	0.9	—	—

	23.7	215.8	2.2	241.7	170	(170)

Proportion	9.8%	89.3%	0.9%	100%

For the notes to this table refer to the following page.

	Level 1	Level 2	Level 3	Total	Level 3 sensitivity (5)
2016	£bn	£bn	£bn	£bn	Favourable (£m)	Unfavourable (£m)
Assets
Loans and advances	—	61.5	0.6	62.1	50	(50)
Debt securities (3)	53.8	9.2	0.8	63.8	70	(20)
- of which AFS	35.1	4.0	0.1	39.2	20	(10)
Equity shares	0.1	0.2	0.4	0.7	40	(50)
- of which AFS	—	0.1	0.3	0.4	30	(40)
Derivatives	—	244.2	2.7	246.9	200	(200)

	53.9	315.1	4.5	373.5	360	(320)

Proportion	14.4%	84.4%	1.2%	100%

Liabilities
Customer accounts	—	62.0	0.4	62.4	10	(20)
Debt securities in issue	—	5.6	0.6	6.2	40	(40)
Short positions	19.7	2.4	—	22.1	—	—
Derivatives	—	234.4	2.0	236.4	120	(120)
Subordinated liabilities	—	1.0	—	1.0	—	—

	19.7	305.4	3.0	328.1	170	(180)

Proportion	6.0%	93.1%	0.9%	100%

Notes:

(1)

Level 1: valued using unadjusted quoted prices in active markets, for identical financial instruments. Examples include G10 government securities, listed equity shares, certain exchange-traded derivatives and certain US agency securities.

Level 2: valued using techniques based significantly on observable market data. Instruments in this category are valued using:

(a) quoted prices for similar instruments or identical instruments in markets which are not considered to be active; or

(b) valuation techniques where all the inputs that have a significant effect on the valuations are directly or indirectly based on observable market data.

Level 2 instruments include non-G10 government securities, most government agency securities, investment-grade corporate bonds, certain mortgage products, including CLOs, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, and certain money market securities and loan commitments and most OTC derivatives.

Level 3: instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Level 3 instruments primarily include cash instruments which trade infrequently, certain syndicated and commercial mortgage loans, certain emerging markets instruments, unlisted equity shares, certain residual interests in securitisations, asset-backed products and less liquid debt securities, certain structured debt securities in issue, and OTC derivatives where valuation depends upon unobservable inputs such as certain credit and exotic derivatives. No gain or loss is recognised on the initial recognition of a financial instrument valued using a technique incorporating significant unobservable data.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instruments were transferred. There were no significant transfers between level 1 and level 2.
(3)

For an analysis of debt securities (by issuer, measurement classification and analysis of asset backed securities) and derivatives (by type of contract) refer to Capital and risk management - Credit risk.

(4)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

(5)

Sensitivity represents the favourable and unfavourable effect on the income statement or the statement of comprehensive income due to reasonably possible changes to valuations using reasonably possible alternative inputs in RBS’s valuation techniques or models. Level 3 sensitivities are calculated on a trade or low level portfolio basis and hence these aggregated figures do not reflect the correlation between some of the sensitivities. In particular, for some portfolios, the sensitivities may be negatively correlated where a downward movement in one asset would produce an upward movement in another, but due to the additive presentation above, this correlation cannot be shown.

9 Financial instruments: valuation techniques

The table below shows a breakdown of valuation techniques and the ranges for those unobservable inputs used in valuation models and techniques that have a material impact on the valuation of level 3 financial instruments.

	Level 3 (£bn)				Range
Financial instruments	Assets	Liabilities	Valuation technique	Unobservable inputs	Low	High
Loans and advances	0.2

			Price-based	Price	0%	100.53%

Debt securities	1.2

			Price-based	Price	0	369.81 GBP
			Price-based	Price	99.94%	101.84%

Equity shares	0.2

			Price-based	Price	0.164	585,066 GBP
			Valuation	Discount factor	9%	13%
			Valuation	Fund NAV	80%	120%

Customer accounts		0.2

			DCF based on recoveries	Correlation	(29%)	86.05%
				Interest rate delta	(0.38%)	2.61%

Debt securities in issue		0.3

			Price-based	Price	56.77 JPY	148.68 EUR
			Valuation	Fund NAV	0.202	977.24 GBP

Derivatives	1.7	1.7

Credit	0.2	0.1	DCF based on recoveries	Credit spreads	0.1 bps	500 bps
			Option pricing model	Correlation	(50%)	80%
				Volatility	38%	80%
				Upfront points	0%	99%
				Recovery rate	10%	40%
Interest and foreign exchange contracts	1.4	1.5	Option pricing model	Correlation	(75%)	100%
				Volatility	0%	292%
Equity	0.1	0.1	Option pricing model	Correlation	(57%)	95%
				Forward	146%	189%
				Volatility	7%	11%

Notes:

(1)

The table above excludes unobservable inputs where the impact on valuation is not significant. Movements in the underlying input may have a favourable or unfavourable impact on the valuation depending on the particular terms of the contract and the exposure. For example, an increase in the credit spread of a bond would be favourable for the issuer but unfavourable for the note holder. Whilst RBS indicates where it considers that there are significant relationships between the inputs, there inter-relationships will be affected by macro economic factors including interest rates, foreign exchange rates or equity index levels.

(2)

Credit spreads and discount margins: credit spreads and margins express the return required over a benchmark rate or index to compensate for the credit risk associated with a cash instrument. A higher credit spread would indicate that the underlying instrument has more credit risk associated with it. Consequently, investors require a higher yield to compensate for the higher risk. The discount rate comprises credit spread or margin plus the benchmark rate; it is used to value future cash flows.

(3)

Price and yield: There may be a range of prices used to value an instrument that may be a direct comparison of one instrument or portfolio with another or, movements in a more liquid instrument may be used to indicate the movement in the value of a less liquid instrument. The comparison may also be indirect in that adjustments are made to the price to reflect differences between the pricing source and the instrument being valued, for example different maturity, credit quality, seniority or expected pay-outs. Similarly to price, an instrument’s yield may be compared with other instruments’ yields either directly or indirectly.

(4)

Recovery rate: reflects market expectations about the return of principal for a debt instrument or other obligations after a credit event or on liquidation. Recovery rates tend to move conversely to credit spreads.

(5)

Valuation: for private equity investments, risk may be measured by beta, estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value.

(6)

Correlation: measures the degree by which two prices or other variables are observed to move together. If they move in the same direction there is positive correlation; if they move in opposite directions there is negative correlation. Correlations typically include relationships between: default probabilities of assets in a basket (a group of separate assets), exchange rates, interest rates and other financial variables.

(7)	Volatility: a measure of the tendency of a price to change with time.
(8)	Interest rate delta: these ranges represent the low/high marks on the relevant discounting curve.
(9)

Upfront points: where CDS contracts are standardised, the inherent spread of the trade may exceed the standard premium paid or received under the contract. Upfront points will compensate for the difference between the standard premium and the actual premium at the start of the contract.

(10)	RBS does not have any material liabilities measured at fair value that are issued with an inseparable third party credit enhancement.

The Level 3 sensitivities on the previous page are calculated at a trade or low level portfolio basis. They are not calculated on an overall portfolio basis and therefore do not reflect the likely potential uncertainty on the portfolio as a whole. The figures are aggregated and do not reflect the correlated nature of some of the sensitivities. In particular, for some of the portfolios the sensitivities may be negatively correlated where a downwards movement in one asset would produce an upwards movement in another, but due to the additive presentation of the above figures this correlation cannot be displayed. The actual potential downside sensitivity of the total portfolio may be less than the non-correlated sum of the additive figures as shown in the above table.

Areas of judgment

Whilst the business has simplified, the diverse range of products historically traded by RBS results in a wide range of instruments that are classified into Level 3 of the hierarchy. Whilst the majority of these instruments naturally fall into a particular level, for some products an element of judgment is required. The majority of RBS financial instruments carried at fair value are classified as Level 2: inputs are observable either directly (i.e. as a price) or indirectly (i.e. derived from prices).

Active and inactive markets

A key input in the decision making process for the allocation of assets to a particular level is market activity. In general, the degree of valuation uncertainty depends on the degree of liquidity of an input.

Where markets are liquid, little judgment is required. However, when the information regarding the liquidity in a particular market is not clear, a judgment may need to be made. This can be more difficult as assessing the liquidity of a market is not always straightforward. For an equity traded on an exchange, daily volumes of trading can be seen, but for an over-the-counter (OTC) derivative assessing the liquidity of the market with no central exchange is more difficult.

A key related matter is where a market moves from liquid to illiquid or vice versa. Where this change is considered to be temporary, the classification is not changed. For example, if there is little market trading in a product on a reporting date but at the previous reporting date and during the intervening period the market has been considered to be liquid, the instrument will continue to be classified in the same level in the hierarchy. This is to provide consistency so that transfers between levels are driven by genuine changes in market liquidity and do not reflect short term or seasonal effects. Material movements between levels are reviewed quarterly.

The breadth and depth of the IPV data allows for a rules based quality assessment to be made of market activity, liquidity and pricing uncertainty, which assists with the process of allocation to an appropriate level. Where suitable independent pricing information is not readily available, the quality assessment will result in the instrument being assessed as Level 3.

Modelled products

For modelled products the market convention is to quote these trades through the model inputs or parameters as opposed to a cash price equivalent. A mark-to-market is derived from the use of the independent market inputs calculated using RBS’s model.

The decision to classify a modelled instrument as Level 2 or 3 will be dependent upon the product/model combination, the currency, the maturity, the observability and quality of input parameters and other factors. All these must be assessed to classify the asset.

If an input fails the observability or quality tests then the instrument is considered to be in Level 3 unless the input can be shown to have an insignificant effect on the overall valuation of the product.

The majority of derivative instruments for example vanilla interest rate swaps, foreign exchange swaps and liquid single name credit derivatives are classified as Level 2 as they are vanilla products valued using observable inputs. The valuation uncertainty on these is considered to be low and both input and output testing may be available.

Non-modelled products

Non-modelled products are generally quoted on a price basis and can therefore be considered for each of the three levels. This is determined by the market activity, liquidity and valuation uncertainty of the instruments which is in turn measured from the availability of independent data used by the IPV process to allocate positions to IPV quality levels.

The availability and quality of independent pricing information are considered during the classification process. An assessment is made regarding the quality of the independent information. For example, where consensus prices are used for non-modelled products, a key assessment of the quality of a price is the depth of the number of prices used to provide the consensus price. If the depth of contributors falls below a set hurdle rate, the instrument is considered to be Level 3. This hurdle rate is that used in the IPV process to determine the IPV quality rating. However, where an instrument is generally considered to be illiquid, but regular quotes from market participants exist, these instruments may be classified as Level 2 depending on frequency of quotes, other available pricing and whether the quotes are used as part of the IPV process or not.

For some instruments with a wide number of available price sources, there may be differing quality of available information and there may be a wide range of prices from different sources. In these situations the highest quality source is used to determine the classification of the asset. For example, a tradable quote would be considered a better source than a consensus price.

9 Financial instruments: level 3 portfolios and sensitively methodologies

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%. The assessments recognise different favourable and unfavourable valuation movements where appropriate. Each unobservable input within a product is considered separately and sensitivity is reported on an additive basis.

Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information taking into account consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

Other considerations

Whilst certain inputs used to calculate CVA, FVA and own credit adjustments are not based on observable market data, the uncertainty of the inputs is not considered to have a significant effect on the net valuation of the related derivative portfolios and issued debt. The classification of the derivative portfolios and issued debt is not determined by the observability of these inputs and any related sensitivity does not form part of the Level 3 sensitivities presented.

Level 3

The following table shows the movement in level 3 assets and liabilities in the year.

	2017				2016
	FVTPL	AFS	Total	Total	FVTPL	AFS	Total	Total
	assets (2)	assets	assets	liabilities	assets (2)	assets	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	4,111	426	4,537	2,997	3,152	765	3,917	2,716
Amount recorded in the income statement (1)	(654)	82	(572)	(341)	(124)	5	(119)	(70)
Amount recorded in the statement of comprehensive
income	—	2	2	—	—	71	71	—
Level 3 transfers in	719	275	994	530	2,135	29	2,164	1,408
Level 3 transfers out	(1,015)	(3)	(1,018)	(672)	(1,020)	(113)	(1,133)	(1,052)
Issuances	371	—	371	—	3	—	3	35
Purchases	1,789	19	1,808	412	1,298	42	1,340	600
Settlements	(161)	—	(161)	(423)	(758)	—	(758)	(610)
Sales	(2,354)	(301)	(2,655)	(323)	(624)	(382)	(1,006)	(87)
Foreign exchange and other adjustments	(16)	(2)	(18)	5	49	9	58	57

At 31 December	2,790	498	3,288	2,185	4,111	426	4,537	2,997

Amounts recorded in the income statement in respect
of balances held at year end
- unrealised	(84)	4	(80)	595	29	11	40	13
- realised	276	—	276	(100)	282	(4)	278	(34)

Notes:

(1)

There were £240 million net losses on HFT instruments (2016 - £45 million) recorded in income from trading activities in continuing operations. Net gains on other instruments of £9 million (2016 - £4 million losses) were recorded in other operating income and interest income as appropriate in continuing operations. There were no losses in discontinued operations.

(2)	Fair value through profit or loss comprises held-for-trading predominantly and designated at fair value through profit and loss.

9 Financial instruments: fair value of financial instruments not carried at fair value

The following table shows the carrying value and fair value of financial instruments carried at amortised cost on the balance sheet.

	Items where fair value approximates	Carrying		Fair value of hierarchy level
2017	carrying value £bn	value £bn	Fair value £bn	Level 1 £bn	Level 2 £bn	Level 3 £bn
Financial assets
Cash and balances at central banks	98.3

Loans and advances to banks	1.0	10.5	10.5	—	9.1	1.4

Loans and advances to customers
UK PBB
- mortgages		136.6	136.6	—	—	136.6
- other		25.1	24.7	—	—	24.7
Ulster Bank RoI
- mortgages		14.5	12.8	—	—	12.8
- other		5.0	5.0	—	—	5.0
Commercial Banking
- commercial real estate		15.9	15.7	—	—	15.7
- other		81.1	80.2	—	0.1	80.1
Private Banking		13.5	13.4	—	—	13.4
RBS International		8.7	8.6	—	—	8.6
NatWest Markets		9.6	9.7	—	1.2	8.5
Central items & other		0.1	0.1	—	—	0.1

Total loans and advances to customers		310.1	306.8	—	1.3	305.5

Of which:

Performing		303.9	300.8	—	1.3	299.5
Non-performing		6.2	6.0	—	—	6.0

Debt securities		7.8	7.9	4.3	1.5	2.1
Settlement balances	2.5

Financial liabilities
Deposits by banks	4.5	25.9	26.0	—	22.4	3.6
Customer accounts	321.5	39.8	39.9	—	12.9	27.0
Debt securities in issue		26.0	27.3	—	22.2	5.1
Settlement balances	2.8
Notes in circulation (1)	2.2
Subordinated liabilities		11.8	12.6	—	12.5	0.1

Note:

(1)	Included in Accruals and other liabilities.

	Items where fair value approximates	Carrying		Fair value of hierarchy level
2016*	carrying value £bn	value £bn	Fair value £bn	Level 1 £bn	Level 2 £bn	Level 3 £bn
Financial assets
Cash and balances at central banks	74.3

Loans and advances to banks	0.8	11.4	11.5	—	3.3	8.2

Loans and advances to customers
UK PBB
- mortgages		137.5	138.4	—	—	138.4
- other		15.2	14.7	—	—	14.7
Ulster Bank RoI
- mortgages		14.4	12.3	—	—	12.3
- other		4.5	4.5	—	—	4.5
Commercial Banking
- commercial real estate		16.6	16.4	—	—	16.4
- other		83.7	84.4	—	0.1	84.3
Private Banking		12.2	12.2	—	—	12.2
RBS International		8.5	8.3	—	—	8.3
NatWest Markets		13.1	12.7	—	0.8	11.9
Central items & other		2.1	2.1	—	—	2.1

Total loans and advances to customers		307.8	306.0	—	0.9	305.1

Of which:

Performing		300.4	298.8	—	0.9	297.9
Non-performing		7.4	7.2	—	—	7.2

Debt securities		8.7	8.8	5.0	0.3	3.5
Settlement balances	5.5

Financial liabilities
Deposits by banks	4.3	9.4	9.5	—	6.2	3.3
Customer accounts	308.4	35.1	35.2	—	10.9	24.3
Debt securities in issue		21.0	21.6	—	17.1	4.5
Settlement balances	3.6
Notes in circulation (1)	2.0
Subordinated liabilities		18.5	18.5	—	18.4	0.1

* Re-presented to reflect segment reorganisation.

Note:

(1)	Included in Accruals and other liabilities.

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Quoted market values are used where available; otherwise, fair values have been estimated based on discounted expected future cash flows and other valuation techniques. These techniques involve uncertainties and require assumptions and judgments covering prepayments, credit risk and discount rates. Furthermore there is a wide range of potential valuation techniques. Changes in these assumptions would significantly affect estimated fair values. The fair values reported would not necessarily be realised in an immediate sale or settlement.

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Short-term financial instruments

For certain short-term financial instruments: cash and balances at central banks, items in the course of collection from other banks, settlement balances, items in the course of transmission to other banks, customer demand deposits and notes in circulation, carrying value is a reasonable approximation of fair value.

Loans and advances to banks and customers

In estimating the fair value of loans and advances to banks and customers measured at amortised cost, RBS’s loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value:

(a)    Contractual cash flows are discounted using a market discount rate that incorporates the current spread for the borrower or where this is not observable, the spread for borrowers of a similar credit standing. This method is used for portfolios where counterparties have external ratings: institutional and corporate lending in NatWest Markets.

(b)    Expected cash flows (unadjusted for credit losses) are discounted at the current offer rate for the same or similar products. This approach is adopted for lending portfolios in UK PBB, Ulster Bank RoI, Commercial Banking (SME loans) and Private Banking in order to reflect the homogeneous nature of these portfolios.

For certain portfolios where there are very few or no recent transactions, such as Ulster Bank RoI’s portfolio of lifetime tracker mortgages, a bespoke approach is used.

Debt securities

The majority of debt securities are valued using quoted prices in active markets, or using quoted prices for similar assets in active markets. Fair values of the rest are determined using discounted cash flow valuation techniques.

Deposits by banks and customer accounts

Fair values of deposits are estimated using discounted cash flow valuation techniques.

Debt securities in issue and subordinated liabilities

Fair values are determined using quoted prices for similar liabilities where available or by reference to valuation techniques, adjusting for own credit spreads where appropriate.